Average Annual Total Returns{- Fidelity High Dividend ETF} - 09.30 Fidelity Factor ETFs Combo PRO-07 - Fidelity High Dividend ETF	Fidelity High Dividend ETF Return Before Taxes Past 1 year	Fidelity High Dividend ETF Return Before Taxes Since Inception		Fidelity High Dividend ETF After Taxes on Distributions Past 1 year	Fidelity High Dividend ETF After Taxes on Distributions Since Inception		Fidelity High Dividend ETF After Taxes on Distributions and Sales Past 1 year	Fidelity High Dividend ETF After Taxes on Distributions and Sales Since Inception		IXZ6K Past 1 year	IXZ6K Since Inception		RS001 Past 1 year	RS001 Since Inception
Total	23.77%	12.06%	[1]	22.39%	10.80%	[1]	14.67%	9.07%	[1]	24.25%	12.45%	[1]	31.43%	15.08%	[1]

[1]	(a)From September 12, 2016